Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Summary of Defined Benefit Plans

	December 31, 2019	December 31, 2018
Employee benefit plan expense:
Employee Benefit Plan	$2,778	$3,463
Supplemental Pension Plan	(61)	92
	$2,717	$3,555

Actuarial losses recognized in the statement of other comprehensive income (loss) in the period, before tax	$(6,361)	$(1,197)

Cumulative actuarial losses recognized in the statement of other comprehensive income (loss), before tax	$(26,199)	$(19,838)

Summary of Amounts Recognised in the Statement of Financial Position for All Pension Plans
The amounts recognized in the consolidated statement of financial position for all pension plans are determined as follows:

	December 31, 2019			December 31, 2018
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

Present value of obligations	$(20,182)	$(18,366)	$(38,548)	$(16,239)	$(37,075)	$(53,314)
Fair value of plan assets	1,958	24,610	26,568	1,864	46,195	48,059
Asset (liability) on statement of financial position	$(18,224)	$6,244	$(11,980)	$(14,375)	$9,120	$(5,255)

Summary of Movement in the Defined Benefit Obligation Over the Year
The movement in the present value of the employee benefit obligations over the years is as follows:

	2019			2018
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

Balance at January 1,	$(16,239)	$(37,075)	$(53,314)	$(16,028)	$(43,956)	$(59,984)
Current service cost	(2,181)	(172)	(2,353)	(2,935)	(269)	(3,204)
Past service cost	—	(97)	(97)	—	(146)	(146)
Interest cost	(669)	(1,447)	(2,116)	(601)	(1,403)	(2,004)
Actuarial gain (loss)	(3,097)	(4,781)	(7,878)	(1,209)	2,512	1,303
Assets distributed on settlement	—	24,430	24,430	—	—	—
Benefit payments	1,576	2,189	3,765	1,066	2,829	3,895
Exchange gain (loss)	428	(1,413)	(985)	3,468	3,358	6,826
Balance at December 31,	$(20,182)	$(18,366)	$(38,548)	$(16,239)	$(37,075)	$(53,314)

Summary of Movement in the Fair Value of Plan Assets of the Year
The movement in the fair value of plan assets over the years is as follows:

	2019			2018
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

At January 1,	$1,864	$46,195	$48,059	$2,429	$53,875	$56,304
Interest income on plan assets	72	1,809	1,881	73	1,726	1,799
Actuarial gain (loss)	82	1,435	1,517	(64)	(2,436)	(2,500)
Assets distributed on settlement	—	(24,430)	(24,430)	—	—	—
Benefit payments	(152)	(2,189)	(2,341)	(399)	(2,828)	(3,227)
Exchange gain (loss)	92	1,790	1,882	(175)	(4,142)	(4,317)
At December 31,	$1,958	$24,610	$26,568	$1,864	$46,195	$48,059

Summary of Amounts Recognised in the Statements of Operations
The amounts recognized in the consolidated statements of operations are as follows:

	2019			2018
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

Current service cost	$2,181	$172	$2,353	$2,935	$269	$3,204
Interest cost	669	1,447	2,116	601	1,404	2,005
Past service cost	—	97	97	—	146	146
Loss on settlement	—	32	32	—	—	—
Expected return on plan assets	(72)	(1,809)	(1,881)	(73)	(1,727)	(1,800)
Employee benefit plans expense (recovery)	$2,778	$(61)	$2,717	$3,463	$92	$3,555

Summary of Principal Actuarial Assumptions
The principal actuarial assumptions used were as follows:

	2019				2018
	Employee benefit plans			SERP	Employee benefit plans			SERP
	Greece	Turkey	Canada	Canada	Greece	Turkey	Canada	Canada
	%	%	%	%	%	%	%	%

Expected return on plan assets	—	—	3.9	3.9	—	—	3.4	3.4
Discount rate - beginning of year	1.7	15.0	3.9	3.9	1.7	11.0	3.4	3.4
Discount rate - end of year	0.9	13.0	3.1	3.1	1.7	15.0	3.9	3.9
Rate of salary escalation	2.7	8.2	2.0	2.0	2.8	9.0	2.0	2.0
Average remaining service period of active employees expected to receive benefits	—	—	0.6 years	0.6 years	—	—	1.6 years	1.6 years

Summary of Defined Benefit Plans' Weighted Average Asset Allocation Percentages by Asset Category
The following table summarizes the defined benefit plans’ weighted average asset allocation percentages by asset category:

	December 31, 2019		December 31, 2018
	Employee benefit plans	SERP	Employee benefit plans	SERP
Investment funds
Money market	2%	7%	2%	1%
Canadian fixed income	98%	—%	98%	6%
Canadian equities	—	—%	—	22%
US equities	—	—%	—	10%
International equities	—	—%	—	12%
Other (1)	—	93%	—	49%
	100%	100%	100%	100%

(1)	Assets held by the Canada Revenue Agency in the refundable tax account

Summary of Sensitivity of the Overall Pension Obligation to Changes in the Weighted Principal Assumptions
The sensitivity of the overall pension obligation to changes in the weighted principal assumptions is:

	Change in assumption	Impact on overall obligation
Discount rate	Increase by 0.5%	Decrease by $1,270
	Decrease by 0.5%	Increase by $1,422
Salary escalation rate	Increase by 0.5%	Increase by $1,199
	Decrease by 0.5%	Decrease by $1,080